Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Stockholders' Equity
20. Equity
On January 24, 2006, we completed an initial public offering of 18,750,000 shares of our common stock at an aggregate offering price of $318.8 million. We received approximately $297.2 million in net proceeds from the initial public offering.
On June 10, 2009, we issued an additional 20,000,000 shares of our common stock, par value $0.01 per share at an aggregate offering price of $180.0 million. The net proceeds of this issuance were $170.4 million, net of underwriting discounts of $9.0 million and $0.6 million in issuance costs related to this offering. In addition, during June and July 2009, we issued and sold $215.5 million in Convertible Senior Notes and recorded additional paid-in capital of $36.3 million, net of deferred income taxes of $22.6 million and transaction costs of $2.0 million related to the equity portion of this convertible debt.
Prior to 2010, we repurchased 698,006 shares of our common stock to cover payroll withholding taxes for certain employees pursuant to the vesting of restricted shares awarded under the Western Refining Long-Term Incentive Plan. The aggregate cost paid for these shares was $21.4 million. We recorded these repurchases as treasury stock.
On various dates between March 26, 2014, and June 16, 2014, we delivered an aggregate of 22,759,243 shares of common stock to Noteholders to satisfy the conversion of the aggregate principal amount of Western Convertible Notes. See Note 15, Long-Term Debt, for additional information.
Between July 18, 2012 and December 31, 2015, our board of directors has approved five separate share repurchase programs authorizing us to repurchase up to $200 million, per program, of our outstanding common stock. Our board of directors approved our current share repurchase program in September of 2015 (the "September 2015 Program"). The November 2014 share repurchase program expired on November 3, 2015. The September 2015 program is scheduled to expire on December 31, 2016. Our common stock repurchase programs are subject to discontinuance by our board of directors at any time. As of December 31, 2015, we had not repurchased any shares of our common stock under the September 2015 Program.
The following table summarizes our share repurchase activity for our share repurchase programs.

	July 2012 Program		April 2013 Program		January 2014 Program		November 2014 Program
	Number of shares purchased	Cost of share purchases (In thousands)	Number of shares purchased	Cost of share purchases (In thousands)	Number of shares purchased	Cost of share purchases (In thousands)	Number of shares purchased	Cost of share purchases (In thousands)
Shares purchased at December 31, 2012	3,324,135	$82,270	—	$—	—	$—	—	$—
Shares purchased during 2013	3,462,230	117,730	4,617,798	135,111	—	—	—	—
Shares purchased at December 31, 2013	6,786,365	200,000	4,617,798	135,111	—	—	—	—
Shares purchased during 2014 (1)	—	—	—	—	4,976,039	200,000	1,492,874	59,222
Shares purchased at December 31, 2014	6,786,365	200,000	4,617,798	135,111	4,976,039	200,000	1,492,874	59,222
Shares purchased during 2015	—	—	—	—	—	—	2,647,740	105,000
Shares purchased at December 31, 2015	6,786,365	$200,000	4,617,798	$135,111	4,976,039	$200,000	4,140,614	$164,222

(1)	The shares purchased during 2014 included 27,030 shares that we subsequently used to settle conversions of the Convertible Notes.
As of December 31, 2015, we had $200.0 million remaining in authorized expenditures under the September 2015 Program. Through December 31, 2015, we have purchased 20.5 million shares of our common stock under our share repurchase programs. As of February 19, 2016, we had $125.0 million remaining in authorized expenditures under the September 2015 Program.
Dividends
Our ability to pay dividends to our shareholders is subject to certain restrictions in our Revolving Credit Agreement, Term Loan Credit Agreement and the indenture governing our Senior Unsecured Notes, including pro forma compliance with a fixed charge coverage ratio test and an excess availability test under our Revolving Credit Agreement and compliance with an incurrence-based test subject to a formula-based maximum under the indenture governing our Senior Unsecured Notes. These factors could restrict our ability to pay dividends in the future. In addition, our payment of dividends will depend upon our ability to generate sufficient cash flows.
The table below summarizes our 2015 cash dividend declarations, payments and scheduled payments through December 31, 2015:

	Declaration Date	Record Date	Payment Date	Dividend per common share	Total Payment (in thousands)
First quarter	February 6	February 20	March 6	$0.30	$28,638
Second quarter	April 21	May 5	May 20	0.34	32,476
Third quarter	July 17	July 27	August 12	0.34	32,498
Fourth quarter	October 16	October 27	November 12	0.38	35,599
Total					$129,211

On January 6, 2016, our board of directors approved a cash dividend for the first quarter of 2016 of $0.38 per share of common stock in an aggregate payment of $35.6 million that was paid on February 4, 2016 to holders of record on January 20, 2016.
NTI Distributions
The table below summarizes NTI's 2015 quarterly distribution declarations, payments and scheduled payments through December 31, 2015:

Declaration Date	Record Date	Payment Date	Distribution per Unit
February 5	February 21	February 27	$0.49
May 5	May 18	May 29	1.08
August 4	August 17	August 28	1.19
November 3	November 16	November 25	1.04
Total			$3.80
On February 3, 2016, NTI declared a quarterly distribution of $0.38 per unit to common unitholders of record on February 12, 2016, payable on February 19, 2016.
WNRL Distributions
The table below summarizes WNRL's 2015 quarterly distribution declarations, payments and scheduled payments through December 31, 2015:

Declaration Date	Record Date	Payment Date	Distribution per Common and Subordinated Unit
January 30	February 13	February 23	$0.3325
May 1	May 15	May 26	0.3475
July 31	August 14	August 24	0.3650
October 30	November 13	November 23	0.3825
			$1.4275

In addition to its quarterly distributions, WNRL paid incentive distributions of $1.1 million for the year ended December 31, 2015 to Western as its General Partner and holder of its incentive distribution rights.
On February 1, 2016, WNRL declared a quarterly distribution of $0.3925 per unit to common unitholders of record on February 11, 2016, payable on February 26, 2016.